SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION [abstract]
Schedule of segment financial information
	E&P			Trading business			Corporate			Eliminations			Consolidated

	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019
	(restated)	(restated)		(restated)	(restated)		(restated)	(restated)		(restated)	(restated)		(restated)	(restated)

External Revenue	143,010	174,671	179,654	43,618	52,610	53,093	343	430	452	-	-	-	186,971	227,711	233,199
Intersegment Revenue*	14,737	16,805	22,256	(14,737)	(16,805)	(22,256)	84	176	84	(84)	(176)	(84)	-	-	-

Total revenue	157,747	191,476	201,910	28,881	35,805	30,837	427	606	536	(84)	(176)	(84)	186,971	227,711	233,199

Segment profit/(loss) for the year	23,905	53,935	60,296	808	1,894	1,517	6,391	4,581	(776)	(6,385)	(7,735)	8	24,719	52,675	61,045

Amounts included in the measure of segment profit or loss
Operating expenses	(24,410)	(24,405)	(24,754)	-	-	-	-	-	-	-	17	19	(24,410)	(24,388)	(24,735)
Taxes other than income tax	(7,180)	(9,086)	(9,094)	-	-	-	(41)	(55)	(62)	-	-	-	(7,221)	(9,141)	(9,156)
Exploration expenses	(6,981)	(13,201)	(12,342)	-	-	-	-	-	-	15	66	-	(6,966)	(13,135)	(12,342)
Depreciation, depletion and amortization	(61,019)	(50,558)	(57,213)	(67)	(55)	(79)	(423)	(301)	(478)	67	76	71	(61,442)	(50,838)	(57,699)
Impairment and provision	(9,216)	(659)	(2,094)	-	-	-	31	(7)	-	-	-	-	(9,185)	(666)	(2,094)
Selling and administrative expenses	(5,115)	(5,359)	(6,124)	(269)	(296)	(199)	(1,654)	(1,816)	(1,757)	28	42	18	(7,010)	(7,429)	(8,062)
Interest income	317	478	759	-	3	4	1,571	1,385	1,104	(1,233)	(1,068)	(800)	655	798	1,067
Finance costs	(3,351)	(4,048)	(4,451)	(1)	(1)	(2)	(3,011)	(2,181)	(2,238)	1,242	1,068	826	(5,121)	(5,162)	(5,865)
Share of profits of associates and profit/(loss) attributable to a joint venture	(88)	(2)	31	-	-	-	943	(5,185)	971	-	-	-	855	(5,187)	1,002
Income tax expense	(11,224)	(23,552)	(21,551)	(3)	(4)	(7)	(441)	1,074	(3,046)	-	-	-	(11,668)	(22,482)	(24,604)

Other segment information
Investments in associates and a joint venture	655	661	20,447	-	-	-	28,491	24,040	25,043	-	-	-	29,146	24,701	45,490
Others	464,650	490,065	541,591	3,588	3,154	6,347	340,329	401,290	407,851	(213,624)	(232,829)	(243,548)	594,943	661,680	712,241

Segment assets	465,305	490,726	562,038	3,588	3,154	6,347	368,820	425,330	432,894	(213,624)	(232,829)	(243,548)	624,089	686,381	757,731

Segment liabilities	(305,441)	(336,370)	(384,359)	(2,375)	(2,125)	(4,535)	(124,794)	(138,232)	(152,870)	191,092	210,256	232,259	(241,518)	(266,471)	(309,505)

Capital expenditure	53,159	70,783	85,001	-	-	-	421	542	487	-	-	-	53,580	71,325	85,488

*

Certain oil and gas produced by the E&P segment are sold via the trading business segment. For the Group’s chief operating decision maker’s assessment of segment performance, these revenues are reclassified back to E&P segment.

Schedule of certain non-current assets information for the Group's geographical information
	PRC			Canada			Others			Consolidated

	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019
	(restated)	(restated)		(restated)	(restated)		(restated)	(restated)		(restated)	(restated)

Property, plant and equipment	167,703	173,846	197,115	95,552	92,386	92,537	138,289	147,151	150,902	401,544	413,383	440,554
Right-of-use assets	-	-	5,774	-	-	689	-	-	2,716	-	-	9,179
Investments in associates and a joint venture	3,680	3,947	4,649	-	-	-	25,466	20,754	40,841	29,146	24,701	45,490
Other non-current assets	8,564	8,827	9,275	605	636	405	141	79	41	9,310	9,542	9,721